Financial Instruments - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of Financial Instruments [Line Items]
Fair Value Of Embedded Derivative	$ 5,489,000	$ 3,071,000
Expected Dividends	0.00%	0.00%
Option pricing model [member]
Disclosure of Financial Instruments [Line Items]
Expected Dividends	0.00%	0.00%
Option pricing model [member] | Top of range [member]
Disclosure of Financial Instruments [Line Items]
Expected Life, Significant Unabservable Input Assets	6 months 18 days	1 year 11 months 23 days
Option pricing model [member] | Bottom of range [member]
Disclosure of Financial Instruments [Line Items]
Expected Life, Significant Unabservable Input Assets	1 year 3 months 18 days	7 months 13 days
Option pricing model [member] | Interest rate, measurement input [member]
Disclosure of Financial Instruments [Line Items]
Significant unobservable input, assets	1.71	1.85
Option pricing model [member] | Historical volatility for shares, measurement input [member] | Top of range [member]
Disclosure of Financial Instruments [Line Items]
Significant unobservable input, assets	81	93.00
Option pricing model [member] | Historical volatility for shares, measurement input [member] | Bottom of range [member]
Disclosure of Financial Instruments [Line Items]
Significant unobservable input, assets	75	72